Provision for allowance for credit loss	12 Months Ended
Dec. 31, 2019
Provision for allowance for credit loss [Abstract]
Provision for allowance for credit loss

38.	Provision for allowance for credit loss

Provision for allowance for credit loss on financial assets for the years ended December 31, 2018 and 2019 are as follows:

	2018		2019
Loans at amortized cost	~~W~~	(704,515)	(910,898)
Other financial assets at amortized cost		(24,070)	(33,945)
Securities at fair value through other comprehensive income		(12,066)	(5,787)
Others (unused credit line and financial guarantee, etc)		(4,826)	(29,519)
Securities at amortized cost		(2,400)	(543)

	~~W~~	(747,877)	(980,692)